Income Taxes - Reconciliation of Income Taxes Calculated at Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Earnings (Loss) From Operations Before Income Tax	$ 1,315	$ (3,230)		$ 1,397
Canadian Statutory Rate	23.70%	24.00%		26.50%
Expected Income Tax Expense (Recovery) From Operations	$ 312	$ (775)		$ 370
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	3	19		(52)
Non-Taxable Capital (Gains) Losses	63	(42)		(38)
Non-Recognition of Capital (Gains) Losses	27	(42)		(39)
Adjustments Arising From Prior Year Tax Filings	(5)	(8)		4
Recognition of U.S. Tax Basis	0	0		(387)
U.S. Tax Attribute Limitation	217	0		0
Impact of Rate Changes	106	(7)		(671)
Other	5	4		16
Total Tax Expense (Recovery) From Operations	$ 728	$ (851)	[1]	$ (797)	[1]
Effective Tax Rate	55.40%	26.30%		(57.10%)

[1]	See Note 3(w) for revisions to comparative results.